Schedule of Investments (unaudited)
July 31, 2025
iShares® CMBS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 69.4%
Bank
1.72%, 06/15/64	$850	$735,987
2.03%, 06/15/64	800	687,833
2.04%, 02/15/54	1,500	1,298,023
3.20%, 09/15/64(a)	250	206,076
3.35%, 01/15/63(a)	500	433,369
3.39%, 03/15/64(a)	500	436,315
3.46%, 04/15/52	635	610,457
3.74%, 02/15/52	600	581,414
3.79%, 04/15/65(a)	500	467,822
3.95%, 08/15/61	1,000	977,866
4.26%, 05/15/61(a)	1,010	1,000,959
4.78%, 10/15/57	500	487,278
5.20%, 02/15/56	500	505,083
5.62%, 03/15/58(a)	600	623,904
5.74%, 11/15/55(a)	1,000	1,048,524
Series 2017, Class A5, 3.44%, 09/15/60	220	214,494
Series 2017-BNK4, Class AS, 3.78%, 05/15/50	500	487,732
Series 2017-BNK4, Class C, 4.37%, 05/15/50(a)	485	427,169
Series 2017-BNK5, Class A4, 3.13%, 06/15/60	598	581,918
Series 2017-BNK7, Class B, 3.95%, 09/15/60	550	511,927
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	683	663,524
Series 2018-BN14, Class A3, 3.97%, 09/15/60	705	688,816
Series 2018-BN14, Class A4, 4.23%, 09/15/60(a)	1,000	985,543
Series 2018-BN14, Class AS, 4.48%, 09/15/60(a)	500	482,300
Series 2018-BN15, Class A3, 4.14%, 11/15/61	477	471,259
Series 2019-BN16, Class AS, 4.27%, 02/15/52	262	252,201
Series 2019-BN19, Class A3, 3.18%, 08/15/61	1,797	1,675,886
Series 2019-BN20, Class A2, 2.76%, 09/15/62	1,008	938,963
Series 2019-BN20, Class B, 3.40%, 09/15/62(a)	1,000	837,600
Series 2019-BN21, Class A4, 2.60%, 10/17/52	929	860,542
Series 2019-BN21, Class A5, 2.85%, 10/17/52	500	462,912
Series 2020-BN25, Class A3, 2.39%, 01/15/63	290	281,510
Series 2020-BN26, Class B, 2.91%, 03/15/63(a)	250	216,292
Series 2020-BN28, Class A4, 1.84%, 03/15/63	500	433,883
Series 2020-BN29, Class C, 3.03%, 11/15/53(a)	520	435,464
Series 2020-BN30, Class ABS, 1.67%, 12/15/53	240	223,829
Series 2021-BN32, Class AS, 2.64%, 04/15/54(a)	1,075	958,254
Series 2021-BN34, Class A5, 2.44%, 06/15/63	1,744	1,502,758
Series 2021-BN34, Class AS, 2.57%, 06/15/63	500	413,570
Series 2022-BNK40, Class AS, 3.39%, 03/15/64(a)	1,000	880,991
Series 21-BN36, Class A5, 2.47%, 09/15/64	750	654,971
BANK, 2.07%, 06/15/64	500	461,836
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class B, 3.79%, 07/15/49	250	243,044
Series 2017-BNK3, Class A4, 3.57%, 02/15/50	1,000	984,583
Bank5
5.30%, 10/15/57	1,000	1,020,064
5.70%, 02/15/29	944	972,266
5.77%, 06/15/57	910	941,325
5.78%, 04/15/56	175	178,747
5.79%, 06/15/57	1,000	1,032,354
5.88%, 08/15/57	1,000	1,039,521
6.18%, 08/15/57(a)	1,500	1,554,066
6.26%, 04/15/56(a)	2,500	2,586,945
6.26%, 09/15/56	550	570,764
6.42%, 08/15/57(a)	160	163,386
6.66%, 07/15/56(a)	1,500	1,575,929
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
BANK5
5.61%, 08/15/57	$1,000	$1,030,289
6.50%, 12/15/56	433	453,917
Bank5 Trust
6.79%, 05/15/57(a)	1,120	1,180,255
6.97%, 05/15/57(a)	860	902,388
6.97%, 05/15/57(a)	360	373,264
Barclays Commercial Mortgage Trust
Series 2019-C5, 2.81%, 11/15/52	1,000	935,168
Series 2019-C5, Class A4, 3.06%, 11/15/52	1,000	939,629
BBCMS Mortgage Trust
2.39%, 02/15/53	2,000	1,822,042
2.69%, 11/15/54	870	761,252
2.95%, 02/15/55(a)	1,500	1,327,562
4.44%, 09/15/55	800	774,660
4.74%, 09/15/57	3,500	3,495,720
5.21%, 09/15/57	1,000	1,016,089
5.40%, 09/15/57	1,000	1,024,069
5.44%, 12/15/55(a)	2,000	2,041,403
5.45%, 09/15/55(a)	847	782,156
5.52%, 08/15/58	500	515,739
5.58%, 07/15/56	1,000	1,033,798
5.59%, 07/15/58	1,000	1,034,313
5.63%, 09/15/57	300	305,066
5.66%, 05/15/58	1,000	1,036,494
5.72%, 02/15/57	500	500,372
5.72%, 02/15/62	500	523,185
5.83%, 05/15/57	1,000	1,054,226
5.83%, 11/15/57(a)	500	510,517
5.84%, 09/15/57(a)	129	133,420
5.84%, 03/15/58	500	521,095
5.87%, 02/15/57	1,000	1,031,885
5.89%, 09/15/57	1,250	1,285,113
5.95%, 03/15/57	560	581,372
5.97%, 07/15/56(a)	1,000	1,032,445
6.00%, 09/15/56(a)	500	530,376
6.13%, 11/15/57	900	936,647
6.15%, 12/15/55(a)	400	418,256
6.33%, 04/15/56(a)	250	259,098
6.41%, 07/15/57(a)	500	522,053
6.68%, 12/15/56(a)	500	527,896
Series 2018-C2, Class A5, 4.31%, 12/15/51	1,430	1,414,844
Series 2018-C2, Class C, 4.96%, 12/15/51(a)	250	224,756
Series 2020-C6, Class A4, 2.64%, 02/15/53	1,500	1,367,974
Series 2020-C8, Class A5, 2.04%, 10/15/53	500	436,996
Series 2021-C11, Class A5, 2.32%, 09/15/54	1,500	1,298,870
Series 2021-C12, Class A4, 2.42%, 11/15/54	1,000	887,475
Series 2022-C14, Class AS, 3.35%, 02/15/55(a)	250	218,209
Series 2022-C17, Class A4, 4.17%, 09/15/55	1,000	961,783
BBCMS Trust
Series 2021-C10, Class AS, 2.68%, 07/15/54	500	431,289
Series 2021-C10, Class B, 2.49%, 07/15/54	1,000	827,989
Series 2021-C10, Class C, 2.84%, 07/15/54	500	410,401
Benchmark Mortgage Trust
2.53%, 11/15/54(a)	250	199,118
2.58%, 03/15/54	1,000	874,806
3.18%, 02/15/53(a)	443	384,359
3.20%, 01/15/55(a)	500	406,395
3.46%, 03/15/55	1,000	911,250
3.61%, 03/15/55(a)	300	258,142
3.94%, 07/15/51	1,825	1,786,903

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.97%, 04/10/51	$210	$208,232
5.28%, 09/15/57	1,000	1,018,603
5.33%, 02/15/58	1,000	1,013,830
5.44%, 08/15/57	250	257,010
5.60%, 08/15/57	1,300	1,339,490
5.66%, 04/15/57	500	518,361
5.81%, 01/10/57	545	563,154
6.03%, 12/15/57(a)	500	515,800
6.09%, 04/15/57(a)	250	259,306
6.19%, 07/15/57(a)	1,125	1,180,437
7.10%, 07/15/56(a)	1,000	1,050,574
Series 2018-B1, Class AM, 3.88%, 01/15/51(a)	1,000	963,439
Series 2018-B3, Class A4, 3.76%, 04/10/51	654	640,879
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	278	275,083
Series 2018-B5, Class B, 4.57%, 07/15/51	500	475,016
Series 2018-B7, Class B, 4.84%, 05/15/53(a)	758	724,157
Series 2018-B8, Class A4, 3.96%, 01/15/52	1,000	979,698
Series 2019-B10, Class A3, 3.46%, 03/15/62	789	757,031
Series 2019-B10, Class AM, 3.98%, 03/15/62	600	570,205
Series 2019-B11, Class AS, 3.78%, 05/15/52	500	445,849
Series 2019-B13, Class C, 3.84%, 08/15/57(a)	500	417,531
Series 2019-B9, Class A4, 3.75%, 03/15/52	909	883,913
Series 2020-B16, Class A5, 2.73%, 02/15/53	990	905,954
Series 2020-B20, Class B, 2.53%, 10/15/53	500	389,303
Series 2020-B21, Class A5, 2.25%, 12/17/53	500	423,214
Series 2020-IG1, Class A3, 2.69%, 09/15/43	750	652,709
Series 2021-B23, Class AS, 2.27%, 02/15/54	500	408,224
Series 2021-B24, Class A4, 2.26%, 03/15/54	1,000	882,343
Series 2021-B25, Class A5, 2.58%, 04/15/54	1,000	874,543
Series 2021-B26, Class AM, 2.83%, 06/15/54	500	427,269
Series 2021-B27, Class A2, 2.02%, 07/15/54	761	720,088
Series 2021-B27, Class A5, 2.39%, 07/15/54	1,000	863,064
Series 2021-B27, Class AS, 2.51%, 07/15/54	500	413,588
Series 2021-B29, Class A5, 2.39%, 09/15/54	830	722,577
Series 2022-B34, Class A5, 3.79%, 04/15/55(a)	1,500	1,371,852
Series 2023-B38, Class A2, 5.63%, 04/15/56	2,000	2,039,281
Serise 2020-B17, Class A2, 2.21%, 03/15/53	534	495,400
BENCHMARK MORTGAGE TRUST BMARK 2021 B29 A4, 2.14%, 09/15/54	500	431,728
BMO Mortgage Trust
4.87%, 09/15/57	800	802,185
5.31%, 09/15/54	1,000	1,012,603
5.32%, 09/15/57	1,000	1,017,925
5.57%, 06/15/58	300	308,795
5.58%, 05/15/58	300	309,405
5.67%, 07/15/58	1,000	1,036,524
5.76%, 07/15/57	2,000	2,090,151
5.78%, 04/15/58(a)	700	727,061
5.86%, 02/15/57	870	902,353
5.88%, 09/15/57(a)	250	249,288
5.96%, 09/15/56(a)	1,000	1,057,213
6.14%, 03/15/57(a)	230	235,665
6.23%, 03/15/57(a)	120	121,134
6.26%, 04/15/58(a)	500	510,392
6.36%, 02/15/57(a)	252	262,683
6.67%, 12/15/56(a)	500	534,624
7.05%, 11/15/56(a)	1,000	1,066,743
CD Mortgage Trust
3.71%, 11/13/50(a)	500	483,971
3.91%, 11/13/50(a)	500	468,097
Series 2017-CD3, Class A4, 3.63%, 02/10/50	1,730	1,664,708
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2019-CD8, Class A4, 2.91%, 08/15/57	$1,000	$915,506
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class B, 4.20%, 06/15/50(a)	750	715,916
CGMS Commercial Mortgage Trust, 4.10%, 08/15/50(a)	170	160,665
Citigroup Commercial Mortgage Trust
Series 2017-C4, Class A3, 3.21%, 10/12/50	832	808,551
Series 2017-P8, Class A3, 3.20%, 09/15/50	1,885	1,831,282
Series 2018-B2, Class A4, 4.01%, 03/10/51	600	585,773
Series 2018-C5, Class A4, 4.23%, 06/10/51(a)	1,000	985,708
Series 2018-C6, Class A4, 4.41%, 11/10/51	1,199	1,175,609
Series 2019-C7, Class A4, 3.10%, 12/15/72	1,500	1,402,795
Series 2019-GC41, Class AS, 3.02%, 08/10/56	750	674,842
Series 2019-GC43, Class A4, 3.04%, 11/10/52	750	694,832
Series 2020-GC46, Class A5, 2.72%, 02/15/53	1,000	915,086
Series 2020-GC46, Class AS, 2.92%, 02/15/53(a)	500	441,879
Series 2020-GC46, Class B, 3.15%, 02/15/53(a)	234	204,029
Commission Mortgage Trust
Series 2015-CR25, Class B, 4.49%, 08/10/48(a)	300	298,559
Series 2016-DC2, Class A4, 3.50%, 02/10/49	166	165,334
Series 2016-DC2, Class C, 4.68%, 02/10/49(a)	250	247,153
Series 2017-COR2, Class C, 4.59%, 09/10/50(a)	750	701,507
Series 2019-GC44, Class A5, 2.95%, 08/15/57	1,000	922,106
CSAIL Commercial Mortgage Trust
2.49%, 03/15/54	1,302	1,170,336
2.72%, 12/15/52	500	465,045
4.05%, 03/15/52	1,550	1,515,075
Series 2015-C4, Class D, 3.74%, 11/15/48(a)	250	240,549
Series 2016-C5, Class C, 4.61%, 11/15/48(a)	750	740,753
Series 2016-C7, Class A5, 3.50%, 11/15/49	115	113,104
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	1,000	972,866
Series 2017-CX9, Class A5, 3.45%, 09/15/50	1,000	964,686
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	1,000	984,271
Series 2019-C15, Class A3, 3.78%, 03/15/52	1,394	1,353,025
Series 2019-C15, Class B, 4.48%, 03/15/52	1,000	932,773
Series 2019-C18, Class A4, 2.97%, 12/15/52	250	233,329
Series 2019-C18, Class ASB, 2.87%, 12/15/52	434	421,008
Series 2020-C19, Class A3, 2.56%, 03/15/53	1,500	1,343,268
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51	1,400	1,381,278
Federal Home Loan Mortgage Corp.
4.50%, 07/25/33(a)	855	849,175
5.00%, 05/25/34	1,500	1,535,606
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.52%, 11/25/30	1,250	1,084,616
1.55%, 01/25/27	1,100	1,059,889
2.05%, 11/25/28(a)	1,000	934,326
2.24%, 10/25/31(a)	1,000	882,141
2.35%, 11/25/31(a)	1,110	982,297
2.35%, 03/25/32	2,000	1,758,904
3.53%, 08/25/32	1,000	940,821
3.53%, 09/25/32	2,000	1,870,329
3.60%, 02/25/28	1,250	1,227,781
3.78%, 01/25/32	979	956,781
3.78%, 11/25/32(a)	2,000	1,905,419
3.80%, 10/25/32(a)	1,000	954,338
3.82%, 12/25/32(a)	2,000	1,908,859
3.90%, 04/25/28	2,000	1,977,206
3.92%, 09/25/28(a)	2,000	1,975,624
4.05%, 07/25/33	1,500	1,446,791
4.20%, 05/25/33	1,500	1,462,877

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.22%, 04/25/30	$2,000	$1,982,023
4.25%, 04/25/33	1,000	978,951
4.25%, 04/25/33	1,500	1,460,477
4.28%, 07/25/30	2,000	1,995,065
4.41%, 03/25/30	1,000	1,003,198
4.43%, 02/25/33(a)	2,000	1,982,797
4.50%, 08/25/33(a)	500	496,533
4.57%, 12/25/28	1,387	1,396,853
4.65%, 08/25/28(a)	1,000	1,008,655
4.74%, 08/25/28(a)	1,000	1,011,319
4.82%, 06/25/28	1,000	1,012,110
4.90%, 10/25/33(a)	1,000	1,018,368
4.94%, 11/25/30(a)	1,000	1,024,965
5.00%, 03/25/34(a)	2,000	2,048,612
5.36%, 01/25/29(a)	500	515,372
5.40%, 01/25/29	1,000	1,031,141
Federal National Mortgage Association
1.71%, 11/25/31(a)	882	809,728
1.94%, 12/25/31(a)	1,000	859,913
2.35%, 02/25/31	924	851,437
2.59%, 06/25/32(a)	2,000	1,777,022
3.06%, 06/25/27(a)	293	286,275
3.77%, 09/25/32(a)	1,100	1,048,189
4.45%, 08/25/34(a)	500	489,359
Series 2016-M10, Class AV2, 3.00%, 11/25/45	500	405,735
Series 2017-M1, Class A2, 2.42%, 10/25/26(a)	657	641,156
Series 2017-M14, Class A2, 2.81%, 11/25/27(a)	1,334	1,292,603
Series 2018-M14, Class A2, 3.58%, 08/25/28(a)	401	393,773
Series 2019-M12, Class A2, 2.89%, 06/25/29(a)	1,133	1,080,757
Series 2019-M25, Class A2, 2.33%, 11/25/29(a)	1,594	1,479,651
Series 2020-M1, Class A2, 2.44%, 10/25/29	2,530	2,354,588
Series 2020-M14, Class A2, 1.78%, 05/25/30	935	838,782
Series 2020-M5, Class A3, 2.19%, 01/25/30	1,000	914,169
Series 2020-M8, Class A2, 1.82%, 02/25/30	93	84,408
Series 2021-M19, Class A2, 1.74%, 10/25/31(a)	2,000	1,711,508
Series 2021-M4, Class A2, 1.47%, 02/25/31(a)	2,500	2,151,223
Series 2022-M3, Class A2, 1.71%, 11/25/31(a)	2,000	1,695,739
Series 2022-M4, Class A2, 2.29%, 05/25/30(a)	1,800	1,651,165
Series2019-M6, Class A2, 3.45%, 01/01/29	266	259,886
Federal National Mortgage Association-ACES
1.69%, 11/25/32(a)	2,000	1,663,660
1.81%, 10/25/31(a)	1,000	862,164
1.93%, 01/25/32(a)	905	779,043
2.40%, 11/25/31	1,000	888,263
2.91%, 07/25/27(a)	2,000	1,952,361
4.18%, 07/25/28(a)	955	951,445
4.70%, 01/25/35(a)	1,000	996,145
Series 2017, Class A2, 2.97%, 09/25/27(a)	802	782,290
Series 2020-M20, Class A2, 1.44%, 10/25/29	250	222,787
FIVE Mortgage Trust, 5.67%, 02/10/56(a)	300	305,726
Freddie Mac Multifamily Structured Pass Through Certificates
1.71%, 07/25/28	1,431	1,336,274
2.53%, 10/25/26	1,000	979,186
2.71%, 04/25/55	2,149	2,009,323
4.40%, 10/25/30	1,000	1,001,483
4.49%, 09/25/34	3,000	2,959,005
4.51%, 02/25/30(a)	500	503,081
4.67%, 12/25/33	2,000	2,018,123
4.68%, 10/25/31(a)	500	505,746
4.72%, 12/25/28(a)	1,882	1,904,329
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.07%, 10/25/28(a)	$1,250	$1,276,342
5.48%, 01/25/29	115	118,866
FREMF Mortgage Trust, 4.25%, 11/25/29(a)	2,000	1,992,091
GS Mortgage Securities Trust
2.12%, 05/12/53	2,000	1,801,232
2.37%, 12/15/54	1,000	869,923
2.79%, 05/10/49	1,656	1,640,512
2.79%, 11/10/52	250	233,322
3.89%, 07/10/51	675	654,393
4.32%, 11/10/50(a)	400	355,935
Series 2017-GS7, Class A3, 3.17%, 08/10/50	1,000	973,384
Series 2017-GS7, Class B, 3.88%, 08/10/50	500	468,051
Series 2019-GC38, Class A4, 3.97%, 02/10/52	750	730,207
Series 2019-GC40, Class A4, 3.16%, 07/10/52	1,131	1,065,511
Series 2019-GSA1, Class C, 3.80%, 11/10/52(a)	500	452,983
Series 2020-GC45, Class A4, 2.66%, 02/13/53	775	713,940
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class AS, 3.14%, 08/15/49	1,000	957,060
Series 2016-JP3, Class B, 3.40%, 08/15/49(a)	108	100,087
Series 2016-JP4, Class A4, 3.65%, 12/15/49(a)	1,090	1,071,206
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class AS, 4.23%, 07/15/48(a)	635	625,558
Series 2016-C1, Class B, 4.70%, 03/17/49(a)	450	439,460
Series 2016-C1, Class C, 4.70%, 03/17/49(a)	400	382,274
JPMCC Commercial Mortgage Securities Trust
3.12%, 06/13/52	500	476,533
Series 2017-JP5, Class AS, 3.88%, 03/15/50(a)	1,300	1,258,789
Series 2017-JP6, Class A5, 3.49%, 07/15/50	300	291,216
Series 2017-JP6, Class AS, 3.74%, 07/15/50	400	379,294
Series 2019-COR5, Class A2, 3.15%, 06/13/52	109	106,934
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class A5, 3.69%, 03/15/50	1,100	1,074,559
Series 2018-C8, Class A3, 3.94%, 06/15/51	452	443,897
Series 2019-COR6, Class A4, 3.06%, 11/13/52	955	853,201
Series 2020-COR7, Class A5, 2.18%, 05/13/53	539	449,562
Morgan Stanley Bank of America Merrill Lynch Trust
2.60%, 09/15/49	572	562,592
5.64%, 03/15/58	400	414,220
Series 2016-C30, Class A5, 2.86%, 09/15/49	500	487,487
Series 2016-C32, Class A4, 3.72%, 12/15/49	1,400	1,377,574
Series 2016-C32, Class ASB, 3.51%, 12/15/49	91	89,880
Morgan Stanley Capital I Trust
2.45%, 02/15/53	1,000	915,151
3.13%, 11/15/52	250	234,797
3.65%, 11/15/52(a)	250	216,295
4.81%, 07/15/51(a)	400	375,152
Series 2016-UB11, Class A4, 2.78%, 08/15/49	1,275	1,246,142
Series 2016-UB12, Class A3, 3.34%, 12/15/49	906	885,648
Series 2017-H1, Class A5, 3.53%, 06/15/50	1,000	979,169
Series 2018-H3, Class A4, 3.91%, 07/15/51	439	429,449
Series 2020-HR8, Class A4, 2.04%, 07/15/53	1,120	986,918
Series 2020-L4, Class A3, 2.70%, 02/15/53	500	460,980
Series 2021-L5, Class ASB, 2.43%, 05/15/54	145	135,873
Series 2021-L6, Class A2, 2.13%, 06/15/54(a)	1,409	1,341,617
Series 2021-L7, Class A5, 2.57%, 10/15/54	1,000	881,939
MSWF Commercial Mortgage Trust
5.47%, 05/15/56	900	924,681
5.75%, 05/15/56	730	761,824
6.01%, 12/15/56(a)	1,254	1,328,777

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust
4.67%, 12/15/51(a)	$250	$244,255
Series 2017-C1, Class A4, 3.54%, 11/15/50(a)	1,580	1,537,258
Series 2017-C2, Class A4, 3.49%, 08/15/50	1,580	1,542,875
Series 2017-C6, Class AS, 3.93%, 12/15/50(a)	500	481,162
Series 2017-C7, Class A4, 3.68%, 12/15/50	1,000	976,450
Series 2018-C08, Class A4, 3.98%, 02/15/51	1,325	1,306,886
Series 2018-C15, Class B, 4.92%, 12/15/51(a)	750	723,297
Series 2019-C17, Class A4, 2.92%, 10/15/52	1,000	931,329
UBS Commercial Mortgage Trust 2018, 4.75%, 12/15/51(a)	500	490,429
Wells Fargo Commercial Mortgage Trust
1.85%, 07/15/53	500	470,362
2.34%, 04/15/54	1,000	883,014
2.65%, 08/15/49	1,000	977,002
2.89%, 12/15/52	480	447,955
3.31%, 11/15/54	500	430,248
4.00%, 04/15/55(a)	500	473,580
4.15%, 03/15/51(a)	1,000	972,230
4.15%, 08/15/51	623	614,378
4.49%, 11/15/50(a)	250	230,138
4.55%, 03/15/52	500	478,319
5.59%, 07/15/58	500	517,105
5.65%, 02/15/58	500	519,611
5.92%, 11/15/57(a)	1,000	1,044,290
5.92%, 07/15/58	500	515,008
6.10%, 01/15/58	1,000	1,051,140
Series 2016-LC25, Class B, 4.33%, 12/15/59(a)	198	195,235
Series 2016-NXS6, Class B, 3.81%, 11/15/49	500	486,070
Series 2017-C38, Class A4, 3.19%, 07/15/50	585	570,154
Series 2017-C38, Class A5, 3.45%, 07/15/50	1,000	976,701
Series 2017-C42, Class B, 4.00%, 12/15/50(a)	500	463,834
Series 2018-C44, Class A4, 3.95%, 05/15/51	1,240	1,220,166
Series 2018-C45, Class AS, 4.41%, 06/15/51(a)	350	338,464
Series 2018-C46, Class AS, 4.38%, 08/15/51	500	489,655
Series 2019-C49, Class A5, 4.02%, 03/15/52	750	732,662
Series 2019-C49, Class C, 4.87%, 03/15/52(a)	665	618,084
Series 2019-C51, Class AS, 3.58%, 06/15/52	492	456,217
Series 2020-C56, Class ASB, 2.42%, 06/15/53	466	444,537
Series 2020-C56, Class B, 3.61%, 06/15/53(a)	345	304,769
Series 2020-C56, Class C, 3.61%, 06/15/53(a)	800	677,864
Series 2021-C59, Class A5, 2.63%, 04/15/54	1,000	884,645
Series 2021-C59, Class ASB, 2.30%, 04/15/54	459	434,495
		310,865,668
Total Collateralized Mortgage Obligations — 69.4% (Cost: $321,093,784)		310,865,668
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 29.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.31%, 05/25/30	1,000	873,166
2.03%, 09/25/28	1,650	1,545,082
2.25%, 01/25/32	1,165	1,021,375
2.45%, 04/25/32	1,000	883,509
2.58%, 05/25/32	1,250	1,111,536
3.50%, 07/25/32(a)	1,750	1,644,706
Class A1, 2.55%, 05/25/31	983	926,101
Class A2, 2.25%, 02/25/32	1,500	1,315,340
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Class A2, 2.92%, 06/25/32	$650	$590,093
Series 158, Class A2, 3.90%, 12/25/30(a)	905	884,525
Series K058, Class A2, 2.65%, 08/25/26	1,527	1,498,609
Series K062, Class A2, 3.41%, 12/25/26	1,000	986,168
Series K066, Class A2, 3.12%, 06/25/27	1,000	979,173
Series K068, Class A2, 3.24%, 08/25/27	3,000	2,938,673
Series K070, Class A2, 3.30%, 11/25/27(a)	3,541	3,467,491
Series K072, Class A2, 3.44%, 12/25/27	1,000	981,155
Series K073, Class A2, 3.35%, 01/25/28	1,000	978,859
Series K076, Class A1, 3.73%, 12/25/27	522	517,327
Series K077, Class A2, 3.85%, 05/25/28(a)	1,000	989,115
Series K079, Class A2, 3.93%, 06/25/28	1,100	1,089,987
Series K081, Class A2, 3.90%, 08/25/28(a)	1,500	1,485,062
Series K082, Class A2, 3.92%, 09/25/28(a)	1,310	1,297,513
Series K083, Class A2, 4.05%, 09/25/28(a)	1,125	1,118,251
Series K085, Class A2, 4.06%, 10/25/28(a)	1,000	993,873
Series K086, Class A2, 3.86%, 11/25/28(a)	1,725	1,704,384
Series K088, Class A1, 3.48%, 09/25/28	204	200,896
Series K088, Class A2, 3.69%, 01/25/29	1,010	992,156
Series K089, Class A2, 3.56%, 01/25/29	2,675	2,615,745
Series K091, Class A2, 3.51%, 03/25/29	2,017	1,967,381
Series K092, Class A2, 3.30%, 04/25/29	1,010	977,339
Series K094, Class A2, 2.90%, 06/25/29	420	399,971
Series K095, Class A2, 2.79%, 06/25/29	675	640,407
Series K097, Class A1, 2.16%, 05/25/29	705	677,975
Series K098, Class A2, 2.43%, 08/25/29	3,500	3,267,056
Series K100, Class A2, 2.67%, 09/25/29	1,000	940,317
Series K101, Class A2, 2.52%, 10/25/29	250	233,483
Series K102, Class A1, 2.18%, 05/25/29	755	724,801
Series K103, Class A2, 2.65%, 11/25/29	1,220	1,143,997
Series K105, Class A2, 1.87%, 01/25/30	1,485	1,342,845
Series K106, Class A1, 1.78%, 10/25/29	776	733,471
Series K106, Class A2, 2.07%, 01/25/30	1,250	1,139,358
Series K107, Class A2, 1.64%, 01/25/30	1,250	1,120,626
Series K108, Class A2, 1.52%, 03/25/30	2,153	1,913,505
Series K109, Class A2, 1.56%, 04/25/30	1,000	886,729
Series K110, Class A1, 1.02%, 09/25/29	571	530,488
Series K110, Class A2, 1.48%, 04/25/30	1,640	1,450,836
Series K111, Class A2, 1.35%, 05/25/30	2,500	2,190,140
Series K114, Class A2, 1.37%, 06/25/30	1,000	872,633
Series K115, Class A2, 1.38%, 06/25/30	1,250	1,091,728
Series K116, Class A2, 1.38%, 07/25/30	2,025	1,764,552
Series K117, Class A2, 1.41%, 08/25/30	2,183	1,900,229
Series K118, Class A2, 1.49%, 09/25/30	1,500	1,308,308
Series K119, Class A2, 1.57%, 09/25/30	2,000	1,749,314
Series K120, Class A2, 1.50%, 10/25/30	2,200	1,912,026
Series K123, Class A2, 1.62%, 12/25/30	600	523,218
Series K124, Class A2, 1.66%, 12/25/30	1,300	1,133,703
Series K125, Class A2, 1.85%, 01/25/31	1,000	879,511
Series K126, Class A2, 2.07%, 01/25/31	1,116	994,438
Series K127, Class A2, 2.11%, 01/25/31	1,740	1,550,685
Series K128, Class A2, 2.02%, 03/25/31	1,000	886,562
Series K130, Class A2, 1.72%, 06/25/31	1,450	1,254,395
Series K131, Class A2, 1.85%, 07/25/31	1,000	870,007
Series K132, Class A2, 2.02%, 08/25/31	1,794	1,566,207
Series K133, Class A2, 2.10%, 09/25/31	1,000	875,526
Series K135, Class A1, 1.61%, 10/25/30	1,125	1,030,376
Series K135, CLASS A2, 2.15%, 10/25/31(a)	2,800	2,458,088
Series K136, Class A2, 2.13%, 11/25/31	2,900	2,535,537
Series K139, Class A2, 2.59%, 01/25/32(a)	750	672,076
Series K142, Class A2, 2.40%, 03/25/32	1,000	882,939

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K1510, Class A2, 3.72%, 01/25/31	$880	$850,953
Series K1510, Class A3, 3.79%, 01/25/34	500	471,054
Series K-1511, Class A2, 3.47%, 03/25/31	500	476,808
Series K-1512, Class A2, 2.99%, 05/25/31	730	679,210
Series K-1512, Class A3, 3.06%, 04/25/34	450	397,234
Series K-1513, Class A3, 2.80%, 08/25/34	1,015	872,985
Series K-1516, Class A2, 1.72%, 05/25/35	1,825	1,397,844
Series K-1517, Class A2, 1.72%, 07/25/35	1,500	1,156,457
Series K-1518, Class A2, 1.86%, 10/25/35	500	385,656
Series K152, Class A1, 2.83%, 05/25/30	924	887,846
Series K152, Class A2, 3.08%, 01/25/31	250	234,860
Series K-1520, Class A2, 2.44%, 02/25/36	1,000	807,356
Series K-1521, Class A2, 2.18%, 08/25/36	1,000	777,946
Series K153, Class A3, 3.12%, 10/25/31(a)	500	464,764
Series K154, Class A3, 3.46%, 11/25/32(a)	345	322,712
Series K155, Class A1, 3.75%, 11/25/29	355	351,034
Series K156, Class A3, 3.70%, 06/25/33(a)	500	470,663
Series K157, Class A2, 3.99%, 05/25/33(a)	826	811,761
Series K159, Class A1, 3.95%, 12/25/29	433	430,264
Series K159, Class A2, 3.95%, 11/25/30(a)	833	817,212
Series K737, Class AM, 2.10%, 10/25/26	300	291,412
Series K740, Class A2, 1.47%, 09/25/27	2,400	2,265,396
Series K741, Class A2, 1.60%, 12/25/27	1,120	1,054,471
Series K742, Class A2, 1.76%, 03/25/28	1,000	940,702
Series K742, Class AM, 1.37%, 04/25/28	1,400	1,296,115
Federal National Mortgage Association-ACES
Series 2013-M6, Class 1A2, 3.38%, 02/25/43(a)	122	118,787
Series 2016-M9, Class A2, 2.29%, 06/25/26	1,678	1,649,169
Series 2017-M11, Class A2, 2.98%, 08/25/29	850	811,787
Series 2017-M3, Class A2, 2.46%, 12/25/26(a)	530	516,832
Series 2017-M4, Class A2, 2.55%, 12/25/26(a)	904	882,083
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	770	753,973
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	960	939,766
Series 2018-M1, Class A2, 2.99%, 12/25/27(a)	2,188	2,128,930
Series 2018-M13, Class A2, 3.74%, 09/25/30(a)	74	71,643
Series 2018-M7, Class A2, 3.03%, 03/25/28(a)	708	687,856
Series 2019-M1, Class A2, 3.54%, 09/25/28(a)	1,907	1,871,241
Series 2019-M2, Class A2, 3.62%, 11/25/28(a)	1,751	1,719,995
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2019-M22, Class A2, 2.52%, 08/25/29	$878	$823,810
Series 2019-M4, Class A2, 3.61%, 02/25/31	1,090	1,046,460
Series 2019-M5, Class A2, 3.27%, 02/25/29	2,274	2,205,277
Series 2019-M7, Class A2, 3.14%, 04/25/29	2,323	2,236,254
Series 2019-M9, Class A2, 2.94%, 06/25/29	2,416	2,316,881
Series 2020-M5, Class A2, 2.21%, 01/25/30	2,227	2,050,234
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,000	1,726,331
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	2,000	1,697,546
		131,790,223
U.S. Government Obligations — 0.2%
U.S. Treasury Note/Bond, 3.88%, 07/31/30	1,000	996,328
Total U.S. Government & Agency Obligations — 29.7% (Cost: $140,751,337)		132,786,551
Total Long-Term Investments — 99.1% (Cost: $461,845,121)		443,652,219
	Shares
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(c)	3,870,000	3,870,000
Total Short-Term Securities — 0.8% (Cost: $3,870,000)		3,870,000
Total Investments — 99.9% (Cost: $465,715,121)		447,522,219
Other Assets Less Liabilities — 0.1%		224,343
Net Assets — 100.0%		$447,746,562

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,200,000	$1,670,000 (a)	$—	$—	$—	$3,870,000	3,870,000	$79,130	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® CMBS ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$310,865,668	$—	$310,865,668
U.S. Government & Agency Obligations	—	132,786,551	—	132,786,551
Short-Term Securities
Money Market Funds	3,870,000	—	—	3,870,000
	$3,870,000	$443,652,219	$—	$447,522,219